Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	247,699,553.29	19,467
Yield Supplement Overcollateralization Amount 06/30/21	9,186,497.01	0
Receivables Balance 06/30/21	256,886,050.30	19,467
Principal Payments	14,004,570.22	451
Defaulted Receivables	205,805.02	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/21	8,422,323.13	0
Pool Balance at 07/31/21	234,253,351.93	19,004

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.99%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,447,877.15	140
Past Due 61-90 days	624,226.15	39
Past Due 91-120 days	41,768.20	2
Past Due 121+ days	0.00	0
Total	3,113,871.50	181

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	144,302.14
Aggregate Net Losses/(Gains) - July 2021	61,502.88
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.29%
Prior Net Losses Ratio	-0.26%
Second Prior Net Losses Ratio	-0.06%
Third Prior Net Losses Ratio	0.03%
Four Month Average	0.00%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.53%
Weighted Average Contract Rate, Yield Adjusted	6.38%
Weighted Average Remaining Term	31.32

Flow of Funds	$ Amount
Collections	14,891,043.03
Investment Earnings on Cash Accounts	307.56
Servicing Fee	(214,071.71)
Transfer to Collection Account	-
Available Funds	14,677,278.88

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	550,198.71
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	3,261,934.92
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	594,292.14

Total Distributions of Available Funds	14,677,278.88

Servicing Fee	214,071.71
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 07/15/21	237,515,286.85
Principal Paid	13,446,201.36
Note Balance @ 08/16/21	224,069,085.49

Class A-1
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-3
Note Balance @ 07/15/21	117,895,286.85
Principal Paid	13,446,201.36
Note Balance @ 08/16/21	104,449,085.49
Note Factor @ 08/16/21	32.0395968%

Class A-4
Note Balance @ 07/15/21	89,060,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	89,060,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	30,560,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	30,560,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	636,785.38
Total Principal Paid	13,446,201.36
Total Paid	14,082,986.74

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	307,510.21
Principal Paid	13,446,201.36
Total Paid to A-3 Holders	13,753,711.57

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6363908
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.4378699
Total Distribution Amount	14.0742607

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9432829
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.2460164
Total A-3 Distribution Amount	42.1892993

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	242.59
Noteholders' Principal Distributable Amount	757.41

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/21	2,546,066.61
Investment Earnings	216.25
Investment Earnings Paid	(216.25)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,006,736.17	$970,326.39	$741,573.78
Number of Extensions	60	56	39
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.36%	0.26%